SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of fixed assets

Classification	Estimated Useful Life
Buildings and leasehold improvement	50 years
Building fixtures, furniture and landscaping	4 to 10 years
Office Equipment and Fixtures	3 to 5 years
Software	2 or 10 years
Vehicles	4 or 5 years

Schedule of basic and diluted loss per share

	2025	2024	2023
Numerator for earnings per share:
Net loss attributable to the Company’s ordinary shareholders	$(41,321)	$(3,189,205)	$(1,160,446)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	30,374	16,788	13,343
Per share amount
Per share – basic and diluted	$(1.36)	$(189.97)	$(86.97)

Schedule of foreign currency translation

1 US$ = RMB	2025	2024	2023
At end of the period – RMB	6.9931	7.2993	7.0999
Average rate for the period ended – RMB	7.1875	7.1957	7.0809

1 US$ = GBP
At end of the period – GBP	0.7437	0.7987	0.7847
Average rate for the period ended – GBP	0.7580	0.7824	0.8039